GUARANTEE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Guarantor Obligations [Line Items]
Beginning balance	¥ 2,212,125		¥ 1,399,174
Provision at the inception of new loans	6,921,127		3,979,475
Net payout			(2,881,118)
Release on expiration			(285,406)
Released into revenue	4,896,032
Ending balance	4,173,497	$ 639,616	2,212,125
Contractual amounts of outstanding loans subject to guarantee	55,601,864		47,189,538
Contractual amounts of outstanding loans not subject to guarantee	¥ 7,691,120		¥ 4,002,754
Minimum
Guarantor Obligations [Line Items]
Compensation service period	1 month	1 month	1 month
Maximum
Guarantor Obligations [Line Items]
Compensation service period	24 months	24 months	24 months
Adjustment
Guarantor Obligations [Line Items]
Beginning balance	¥ (63,723)
Ending balance			¥ (63,723)
Adjusted Balance
Guarantor Obligations [Line Items]
Beginning balance	¥ 2,148,402
Ending balance			¥ 2,148,402